Label	Element	Value
WisdomTree Target Range Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Target Range Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Target Range Fund (the “Fund”) seeks to provide capital appreciation, with a secondary objective of hedging risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objectives, the Fund seeks to follow the methodology of the TOPS® Global Equity Target RangeTM Index (the “Index”). However, the Fund is an actively managed exchange-traded fund (“ETF”). Therefore, the Fund’s returns are expected to be similar to the returns of the Index but will not match the Index’s returns due to the amount and timing of assets that flow in and out of the Fund and the Fund’s fees and expenses. The Index tracks the performance of a cash-secured (i.e., collateralized) call spread strategy which consists of (1) buying long call options and selling short call options on a portfolio of four ETFs that track the performance of large- and mid-capitalization companies in the United States, developed market countries and emerging market countries, respectively, consisting of the SPDR® S&P 500® ETF Trust (“SPY”), iShares Russell 2000 ETF (“IWM”), iShares MSCI EAFE ETF (“EFA”), and iShares MSCI Emerging Markets ETF

2WisdomTree Trust Prospectus

(“EEM”) (collectively, the “Underlying ETFs”); and (2) cash collateral. The target exposure of the Index, excluding cash collateral, as described below, is: SPY (50%), IWM (20%), EFA (20%), and EEM (10%) though the Fund’s exposure may differ from time to time due to market movements and cash flows in and out of the Fund. Due to changes in the Index or discretionary changes by the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) and/or sub-adviser, Newton Investment Management North America, LLC (“Newton” or the “Sub-Adviser”), the target exposure among the Underlying ETFs may change over time.

Each January the Index selects call options with a target expiration date of approximately one year. The long call options have a strike price that is approximately 85% of the current market price of the Underlying ETF at the time of purchase, and the short call options have a strike price that is approximately 115% of the current market price of the Underlying ETF at the time of sale. The Adviser maintains the ability to purchase and sell underlying call spread positions opportunistically on dates determined by the Sub-Adviser. The Sub-Adviser also may restrike underlying call spread positions more frequently than the Index. Restriking underlying positions more frequently than the Index may cause different payoff profiles for underlying positions than those of the Index.

Under normal conditions, approximately 80-85% of the Fund’s assets are expected to be invested in the cash collateral component upon the annual roll date in January. As the value of the options fluctuate, the percentage of overall fund value represented by the cash collateral component will fluctuate as well. The cash collateral component of the Fund not invested in long and short call options on Underlying ETFs may be invested in options that differ from those included in the Index (e.g., an S&P Index option instead of S&P 500 ETF option), FLexible EXchange® Options (“FLEX Options”), which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation, index futures contracts and ETFs that provide investment exposure comparable to the options used by the Index, fixed-income securities, including U.S. Treasury or other short-term instruments, such as commercial paper, and cash.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, approximately 80-85% of the Fund’s assets are expected to be invested in the cash collateral component upon the annual roll date in January. As the value of the options fluctuate, the percentage of overall fund value represented by the cash collateral component will fluctuate as well. The cash collateral component of the Fund not invested in long and short call options on Underlying ETFs may be invested in options that differ from those included in the Index (e.g., an S&P Index option instead of S&P 500 ETF option), FLexible EXchange® Options (“FLEX Options”), which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation, index futures contracts and ETFs that provide investment exposure comparable to the options used by the Index, fixed-income securities, including U.S. Treasury or other short-term instruments, such as commercial paper, and cash.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Call Options Risk. Call options may be subject to volatile swings in price influenced by changes in the value of the Underlying ETF or other reference asset. The call options purchased and sold by the Fund may have imperfect correlation to the returns of the Underlying ETFs, which may in turn adversely affect the Fund’s ability achieve its investment objective. With respect to the “in the money” call options purchased by the Fund, if the price of the Underlying ETF’s shares or other reference asset does not appreciate above the strike price prior to the expiration date, the Fund may lose the entire amount of the premium that it paid for the call options. With respect to any “out of the money” call options written (sold) by the Fund, if the price of the Underlying ETF’s shares or other reference asset appreciate above the strike price prior to the expiration date, the Fund’s risk of loss from its obligation to deliver shares of the Underlying ETF or other reference asset to the buyer are limited to the extent the Fund purchased call options on the same Underlying ETF or other reference asset through its call spread strategy, but the Fund’s losses may outweigh the gains to the Fund from the receipt of options premiums.

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Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. Because of the frequency with which the Fund expects to roll option contracts may be greater than the impact would be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which can impact the Fund’s returns.

WisdomTree Trust Prospectus3

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Limited Upside Return Risk. By virtue of its cash-secured call spread option strategy, Fund returns will be subject to an upside limitation on returns attributable to an Underlying ETF or other reference asset and the Fund will not participate in gains beyond such upside limitation. In the event an investor purchases Fund shares after the date on which the Fund implements the call spread strategy and the share price of the relevant Underlying ETF or other reference asset has risen in value to a level near the strike price, there may be little or no ability for that investor to experience an investment gain on an investment in Fund shares with respect to that Underlying ETF or other reference asset.

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Downside Loss Risk. There can be no guarantee that an investor in the Fund will experience limited downside protection, particularly short-term investors, investors that seek to time the market and/or investors that invest over a period other than the annual period. The Fund does not protect an investor against the loss of principal, and an investor may experience significant losses on its investment in the Fund, including the loss of his or her entire investment.

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind Fund investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

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Credit Risk. Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

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Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of certain of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

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Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

4WisdomTree Trust Prospectus

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Derivatives Risk. The Fund invests in derivatives, including call options. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an Underlying ETF. The return on a derivative instrument may not correlate with the return of its reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Emerging Markets Risk. Investment exposure to securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Equity Securities Risk. Fluctuations in the value of equity securities held by the Underlying ETFs will cause the NAV of the Fund to fluctuate.

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FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation (the “OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

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Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

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Geographic Investment Risk. To the extent the Fund has significant investment exposure to securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

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Geopolitical Risk. Some countries and regions to which the Fund will have investment exposure have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively affect the Fund’s investments.

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Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

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Index Construction Risk. The Index, and consequently the Fund, may not succeed in its objective and may not be optimal in its construction, causing losses to the Fund.

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Index Provider Risk. The Fund generally seeks to follow the methodology of the Index. There is no assurance that Valmark Advisers, Inc. (the “Index Provider” or “Valmark”) will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Index, and does not guarantee that the Index will be in line with its methodology.

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Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of shares of the Underlying ETFs as well as the Fund.

WisdomTree Trust Prospectus5

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

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Purchase and Sale Timing Risk. Although the Fund seeks to implement a strategy similar to that used by the Index, if an investor purchases Fund shares on any day other than the roll date at the beginning of an annual period or holds shares for more or less than the annual period, the value of the investor’s investment in the Fund may not be protected against a decline in the value of an Underlying ETF or other reference asset and may not benefit from a gain in the value of the Underlying ETF or other reference asset. The value of the options purchased (and written) by the Fund is dependent on various factors, including, but not limited to, the value, implied volatility, and implied dividend rate of the Underlying ETFs and interest rates. Each of these factors may vary significantly during the annual period and affect the Fund’s ability to achieve its investment objective between roll dates.

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Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

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U.S. Treasury Bill Risk. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s Treasury bill holdings to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history. Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com
WisdomTree Target Range Fund | WisdomTree Target Range Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	$ 224

[1]	Other Expenses are based on estimated amounts for the current fiscal year.